ACQUISITIONS OF CONSOLIDATED ENTITIES - Business Combinations by Name (Details) - USD ($) $ in Millions	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Other financial assets		$ 30,614	$ 28,324
Goodwill		34,270	$ 34,911
Total
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		99
Accounts receivable and other		177
Property, plant and equipment		2,478
Intangible assets		331
Goodwill		45
Total assets		3,400
Less:
Accounts payable and other		(1,619)
Non-recourse borrowings		(13)
Deferred income tax liabilities		(213)
Non-controlling interests		(4)
Total liabilities		(1,919)
Identifiable assets acquired (liabilities assumed)		1,481
Consideration		910
Total | Infrastructure
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		95
Accounts receivable and other		134
Property, plant and equipment		2,444
Intangible assets		288
Goodwill		0
Total assets		3,231
Less:
Accounts payable and other		(1,582)
Non-recourse borrowings	$ 0
Deferred income tax liabilities		(205)
Non-controlling interests	$ 0
Total liabilities		(1,857)
Identifiable assets acquired (liabilities assumed)		1,374
Total | Real Estate
Disclosure of detailed information about business combination [line items]
Property, plant and equipment		0
Total | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Property, plant and equipment		0
Total | Asset management
Disclosure of detailed information about business combination [line items]
Property, plant and equipment		$ 4